Time Deposits and Other Time Liabilities	12 Months Ended
Dec. 31, 2020
Time Deposits and Other Time Liabilities [Abstract]
TIME DEPOSITS AND OTHER TIME LIABILITIES

NOTE 16

TIME DEPOSITS AND OTHER TIME LIABILITIES

As of December 31, 2020 and 2019, the composition of the line item time deposits and other liabilities is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$

Deposits and other demand liabilities
Checking accounts	11,342,648	8,093,108
Other deposits and demand accounts	1,583,183	741,103
Other demand liabilities	1,635,062	1,463,221

Subtotal	14,560,893	10,297,432

Time deposits and other time liabilities
Time deposits	10,421,872	13,064,932
Time savings account	153,330	123,787
Other time liabilities	6,589	4,098

Subtotal	10,581,791	13,192,817
Total	25,142,684	23,490,249